Related-Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Related-Party Transactions
Accounts payable to related party	$ 0		$ 0
Mariadb Corporation Ab
Related-Party Transactions
Receivable from related party				$ 400,000
Accounts payable to related party			0	0
Shareholders
Related-Party Transactions
Receivable from related party	200,000		0
Revenue from related party	200,000	$ 400,000
Shareholders | Mariadb Corporation Ab
Related-Party Transactions
Receivable from related party			0
Revenue from related party			700,000	2,000,000.0
MariaDB Foundation
Related-Party Transactions
Related party expense	$ 200,000	$ 200,000
MariaDB Foundation | Mariadb Corporation Ab
Related-Party Transactions
Related party expense			$ 200,000	$ 500,000